Summary of critical accounting judgments and key sources of estimation uncertainty - Share-based Payments (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 31, 2021 SFr / shares shares	Aug. 29, 2020 shares	Dec. 31, 2021 USD ($) plan $ / shares	Dec. 31, 2020 USD ($) plan	Dec. 31, 2019 USD ($) plan	Dec. 31, 2021 SFr / shares	Dec. 31, 2021 $ / shares	Nov. 26, 2021 SFr / shares	Nov. 26, 2021 $ / shares	Sep. 09, 2021 SFr / shares	Sep. 09, 2021 $ / shares	Dec. 31, 2020 SFr / shares	Dec. 31, 2020 $ / shares	Oct. 19, 2020 SFr / shares	Oct. 19, 2020 $ / shares	Sep. 21, 2020 SFr / shares	Sep. 21, 2020 $ / shares	Feb. 12, 2020 SFr / shares	Feb. 12, 2020 $ / shares	Dec. 31, 2019 SFr / shares	Dec. 31, 2019 $ / shares	May 22, 2019 SFr / shares	May 22, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shared based payment arrangement plans | plan			3	3	3
Par value per share (in CHF/USD per share) | (per share)	SFr 0.01					SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05
Expense from share-based payment transactions with employees			$ 24,896	$ 5,445	$ 1,577
Research and development expense			50,180	43,035	15,980
General and administrative expense			36,536	14,226	8,335
Related to share-based compensation (Note 11.4)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Research and development expense			7,711	1,243	277
General and administrative expense			$ 17,185	$ 4,202	$ 1,300
2021 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in number of shares authorised (in shares) | shares	6,760,000
2021 Equity Incentive Plan | Exercise price range 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share based payment awards (in USD per share) | $ / shares			$ 4.80
2021 Equity Incentive Plan | Exercise price range 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share based payment awards (in USD per share) | $ / shares			4.91
2021 Equity Incentive Plan | Exercise price range 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share based payment awards (in USD per share) | $ / shares			7.73
2021 Equity Incentive Plan | Exercise price range 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share based payment awards (in USD per share) | $ / shares			$ 11.66
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Minimum | 2021 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Maximum | 2021 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
First Tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in number of shares authorised (in shares) | shares		2,820,000
Second Tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in number of shares authorised (in shares) | shares		1,060,000